Reclassifications	6 Months Ended
Jun. 30, 2024
Reclassifications [Abstract]
RECLASSIFICATIONS
23	RECLASSIFICATIONS

Certain comparative figures have been reclassified in order to conform to the current year’s presentation. The table below summarizes the significant reclassification for the line items affected in the consolidated statement of financial position and consolidated statement of comprehensive income:

	As previously reported	Reclassification	As reclassified
	USD	USD	USD

Consolidated statement of comprehensive income

Cost of revenue	(15,854,798)	238,298	(15,616,500)
Selling and marketing expenses	(4,673,130)	36,020	(4,637,110)
General and administrative expenses	(9,090,300)	(120,924)	(9,211,224)
Consultancy and professional fees	(530,275)	(208,607)	(738,882)
Finance costs	(139,255)	55,213	(84,042)